Revenue - Revenue by segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Total revenue from contracts with customers	R$ 1,775,427	R$ 1,232,074	R$ 1,001,710
Core
Revenue
Total revenue from contracts with customers	1,367,653	935,999	841,145
Supplemental
Revenue
Total revenue from contracts with customers	407,774	296,075	160,565
Educational content
Revenue
Total revenue from contracts with customers	1,757,999	1,214,837	997,176
Educational content | Core
Revenue
Total revenue from contracts with customers	1,365,086	931,187	839,383
Educational content | Supplemental
Revenue
Total revenue from contracts with customers	392,913	283,650	157,793
Other
Revenue
Total revenue from contracts with customers	17,428	17,237	4,534
Other | Core
Revenue
Total revenue from contracts with customers	2,567	4,812	1,762
Other | Supplemental
Revenue
Total revenue from contracts with customers	R$ 14,861	R$ 12,425	R$ 2,772